ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Accrued Liabilities
A summary of accrued liabilities is as follows:

	December 31,
(Dollars in thousands)	2012	2011
Accrued interest	$55,060	$48,391
Payroll and employee benefit costs	37,721	48,930
Accrued sales rebates	11,138	15,039
Derivatives	3,909	10,047
Restructuring costs	5,098	10,763
Accrued taxes - other than income	1,478	1,404
Freight and other	4,717	5,108
Accrued liabilities	$119,121	$139,682